Note 11 - Commitments and Contingencies (Details Textual) $ in Millions	Dec. 31, 2023 USD ($)
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements	$ 250.9
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year One	159.2
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year Two	70.8
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year Three	$ 20.9
Eco Design Fuel Efficient Containerships [Member]
Number of Vessels Under Construction	7
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity	$ 198.0